Intangible and tangible assets - Change in net property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of change in net property, plant and equipment
Net amount as of the beginning of the period	$ 109,397	$ 111,971	$ 109,518
Expenditures	13,336	13,363	17,067
Disposals	(2,494)	(1,117)	(1,869)
Depreciation and impairment	(13,732)	(15,099)	(13,171)
Currency translation adjustment	(1,454)	2,302	(1,057)
Other	8,271	(2,023)	1,483
Net amount as of the end of the period	113,324	109,397	111,971
Impact of impairments of assets	1,707	3,901	1,780
Impact of finance lease contracts		855
Impact of the asset for site restitution		(773)
Effect of entries in the consolidation scope	6,987		751
Reclassification as non-current assets held for sale and discontinued operations		$ (2,604)	(365)
Reversal of reclassification as non-current assets held for sale and discontinued operations	$ 2,604		$ 627
Joint operation in Kharyaga, Russia
Analysis of change in net property, plant and equipment
Percentage of interest in joint operation sold			20.00%
Ichthys LNG project | Signed agreement subject to regulatory approvals
Analysis of change in net property, plant and equipment
Percentage of interest in joint operation sold	4.00%
Reclassification as non-current assets held for sale and discontinued operations	$ (812)